Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue:
Oil and gas	$ 1,252,889	$ 1,089,338	$ 2,506,526	$ 2,651,434
Commodity derivative gain (loss)	63,530	(63,480)	124,930	411,130
Other income	91,617	73,311	189,475	123,137
Total revenue	1,408,036	1,099,169	2,820,931	3,185,701
Expenses:
Lease operating expenses	445,849	254,117	688,717	511,926
Transportation costs	116,813	80,548	272,205	122,574
Production and property taxes	89,343	113,428	196,820	210,982
General and administrative	1,144,939	641,858	2,588,915	1,734,377
Depreciation, depletion and amortization	371,400	367,877	746,922	799,880
Accretion of asset retirement obligations	6,041	4,140	11,741	8,482
Impairment of oil and gas properties	1,062,498		8,379,719
Total expenses	3,236,883	1,461,968	12,885,039	3,388,221
Operating loss	(1,828,847)	(362,799)	(10,064,108)	(202,520)
Other income and (expense):
Interest income	24	9,728	39	19,133
Interest expense	(114,281)	(18,522)	(192,313)	(249,646)
Loss on disposition of fixed asset			(12,564)
Equity investment income	56,269		41,359
Gain on sale of oil and gas properties				9,876,510
Total other income and (expense)	(57,988)	(8,794)	(163,479)	9,645,997
Income (loss) before income taxes	(1,886,835)	(371,593)	(10,227,587)	9,443,477
Provision for income taxes		620,000		5,404,000
Net income (loss) before non-controlling interests	(1,886,835)	(991,593)	(10,227,587)	4,039,477
Net loss (income) attributable to non-controlling interests	103,057		103,057	(767,061)
Net income (loss) attributable to controlling interest	$ (1,783,778)	$ (991,593)	$ (10,124,530)	$ 3,272,416
Net (loss) income per common share:
Basic (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.22)	$ 0.07
Diluted (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.22)	$ 0.07
Weighted average common shares outstanding:
Basic (in shares)	46,050,227	45,946,530	45,682,914	45,946,530
Diluted (in shares)	46,050,227	45,946,530	45,682,914	48,298,391